Income Taxes (Expiry Schedule of Net Operating Loss Carryforwards) (Detail) ¥ in Millions	Mar. 31, 2024 JPY (¥)
Income Tax Disclosure [Abstract]
2025	¥ 17,610
2026	23,722
2027	10,222
2028	4,238
2029	31,118
Thereafter	280,775
Indefinite period	72,726
Total	¥ 440,411